Investment securities, including securities measured at fair value	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]
Note 10.	Investment securities, including securities measured at fair value

(a)	Investments in Non-marketable Equity Securities

Following is a summary of such investments which are accounted for using the cost method as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	(in thousands)

Chi Lin Optoelectronics Co., Ltd.	$625	625
Chi Lin Technology Co. Ltd.	432	432
Jetronics International Corp.	1,600	1,600
C Company	8,962	8,962
Spatial Photonics, Inc.	6,500	-
eTurboTouch Technology Inc.	715	477
Oculon Optoelectronics Inc.	309	309
Shinyoptics Corp.	283	283
	$19,426	12,688

On July 25, 2011, Chi Lin Technology Co. Ltd. was split into Chi Lin Optoelectronics Co., Ltd. and Chi Lin Technology Co. Ltd. Chi Lin Technology Co. Ltd. was renamed as Chi Lin Optoelectronics Co., Ltd.

On July 3, 2012, the Company acquired all of the remaining outstanding equity of Spatial Photonics, Inc. Afterwards, Spatial Photonics, Inc. was one of the consolidated subsidiaries and de-recognized from investment securities. See Note 3, “Acquisition”, as further described.

In 2012, management considered the Company’s investment in equity of eTurboTouch Technology Inc. was impaired as it did not believe that the investment carrying value would be recovered due to the investee’s significant deterioration in the earnings performance. Management believes that Company’s proportionate equity interest in the net book value of investee as is the best estimate of the recoverable amount. As a result, the Company recognized a $238 thousand impairment loss which is included in other non-operating loss within “impairment loss on investment” in the accompanying consolidated statements of income.

As of December 31, 2011 and 2012, it was not practicable for management to estimate the fair values of the Company’s investments in equity listed above due to the lack of quoted market price and the inability to estimate the fair value without incurring excessive costs. However, management identified no events or changes in circumstance that may significantly affect the Company’s ability on recovering the carrying values of these investments.

(b)	Investments in corporate convertible bonds

On August 10, 2010, the Company purchased 1,620,000 units of the corporate convertible bonds issued by Chang Wah Electromaterials Inc. (“CWE”). The bonds have embedded conversion options which the Company can require CWE to settle the bonds during the period from September 11, 2010 to July 31, 2015 by converting each unit of bond into 0.6020 common shares of CWE. The embedded conversion options were separated from the corporate bonds and accounted for separately. The corporate bonds were recorded as available-for sale security and the separated convertible option was recorded as other assets in the accompanying consolidated balance sheets. The Company sold the bonds in August 2012. Proceed from the sale of the bonds was $5,431 thousand and realized gains from the sale included in “Gains on sale of marketable securities, net” was $645 thousand.

Following is a summary of the corporate bonds as of December 31, 2011:

	December 31, 2011
	Aggregate	Gross unrealized	Discount	Aggregate market
	Cost	gains	amortization	Value
	(in thousands)
Corporate bond-available for sale	$4,365	596	119	5,080

Following is a summary of the separated conversion options as of December 31, 2011:

	December 31, 2011
	Aggregate	Gross unrealized		Fair
	Cost	gains	losses	value
	(in thousands)
Conversion option	$684	-	510	174